MARKETABLE SECURITIES (Tables)	0 Months Ended
Dec. 31, 2014
Marketable Securities Tables [Abstract]
Available-for-sale securities
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2014	$259	$266	$19	$26
December 31, 2013	$216	$213	$25	$22

Marketable securities
	December 31,
	2014	2013

	(U.S. $ in millions)
Other non-current assets	$176	$179
Other current assets	73	28
Cash and cash equivalents, mainly money market funds	10	9
	$259	$216

Contractual maturities of debt securities
b.	Contractual maturities:
The contractual maturities of debt securities are as follows:
		December 31,
		2014

		(U.S. $ in millions)
	2015	$83
	2016	1
	2017	0
	2018	0
	2019	0
	2020 and thereafter	109
		$193